UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 99 High Street - 12th Floor
         Boston, MA  02110

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Patsky, CFA
Title:     Portfolio Manager
Phone:     (617) 371-3708

Signature, Place, and Date of Signing:

      /s/ Matthew Patsky     Boston, MA     May 13, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $203,995 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508y102     1411    62618 SH       SOLE                    62618        0        0
AMAG PHARMACEUTICALS INC       COM              00163u106     7409   201505 SH       SOLE                   201505        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    12089   698400 SH       SOLE                   698400        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     1580    82134 SH       SOLE                    82134        0        0
AVISTA CORP                    COM              05379b107     1473   106924 SH       SOLE                   106924        0        0
BALDOR ELEC CO                 COM              057741100     1024    70641 SH       SOLE                    70641        0        0
BANKRATE INC                   COM              06646V108     6891   276180 SH       SOLE                   276180        0        0
BASIN WTR INC                  COM              07011t306     1423  1617247 SH       SOLE                  1617247        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     5101   413000 SH       SOLE                   413000        0        0
CALPINE CORP                   COM NEW          131347304      803   117843 SH       SOLE                   117843        0        0
CAPSTONE TURBINE CORP          COM              14067d102     5400  7499596 SH       SOLE                  7499596        0        0
CASELLA WASTE SYS INC          CL A             147448104      753   440563 SH       SOLE                   440563        0        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204     8708   151954 SH       SOLE                   151954        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      832   136673 SH       SOLE                   136673        0        0
COVANTA HLDG CORP              COM              22282e102     2081   158969 SH       SOLE                   158969        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     7591   572025 SH       SOLE                   572025        0        0
ENERGY RECOVERY INC            COM              29270j100     6037   794407 SH       SOLE                   794407        0        0
FIRST SOLAR INC                COM              336433107    14351   108147 SH       SOLE                   108147        0        0
GAIAM INC                      CL A             36268Q103      959   292290 SH       SOLE                   292290        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     5861   122095 SH       SOLE                   122095        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508      232    46400 SH       SOLE                    46400        0        0
HORSEHEAD HLDG CORP            COM              440694305       55    10000 SH       SOLE                    10000        0        0
INTERFACE INC                  CL A             458665106     4165  1393029 SH       SOLE                  1393029        0        0
ITRON INC                      COM              465741106     7510   158596 SH       SOLE                   158596        0        0
LINDSAY CORP                   COM              535555106     5878   217718 SH       SOLE                   217718        0        0
LSB INDS INC                   COM              502160104    15273  1544333 SH       SOLE                  1544333        0        0
MILLER HERMAN INC              COM              600544100     1446   135653 SH       SOLE                   135653        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022p100     4045  1081634 SH       SOLE                  1081634        0        0
MYR GROUP INC DEL              COM              55405w104      870    57033 SH       SOLE                    57033        0        0
NALCO HOLDING COMPANY          COM              62985q101    10207   780969 SH       SOLE                   780969        0        0
ORBCOMM INC                    COM              68555p100     3518  2393419 SH       SOLE                  2393419        0        0
ORMAT TECHNOLOGIES INC         COM              686688102     2336    85066 SH       SOLE                    85066        0        0
QUANTA SVCS INC                COM              74762E102     1612    75154 SH       SOLE                    75154        0        0
REAL GOODS SOLAR INC           CL A             75601n104     3051  1518104 SH       SOLE                  1518104        0        0
REPLIGEN CORP                  COM              759916109     8758  1828383 SH       SOLE                  1828383        0        0
ROPER INDS INC NEW             COM              776696106     1952    45979 SH       SOLE                    45979        0        0
SCHNITZER STL INDS             CL A             806882106     5458   173891 SH       SOLE                   173891        0        0
SUNOPTA INC                    COM              8676ep108      293   169603 SH       SOLE                   169603        0        0
SUNPOWER CORP                  COM CL B         867652307     4716   238158 SH       SOLE                   238158        0        0
SURMODICS INC                  COM              868873100     4663   255500 SH       SOLE                   255500        0        0
TELVENT GIT SA                 SHS              e90215109    12151   934679 SH       SOLE                   934679        0        0
THERMOGENESIS CORP             COM NEW          883623209     2733  4408048 SH       SOLE                  4408048        0        0
U S GEOTHERMAL INC             COM              90338s102     3208  4517859 SH       SOLE                  4517859        0        0
UNITED NAT FOODS INC           COM              911163103     4257   224393 SH       SOLE                   224393        0        0
WABTEC CORP                    COM              929740108     3831   145241 SH       SOLE                   145241        0        0